BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,265	$ 1,551
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,178	471
Construction services
Disclosure of detailed information about borrowings [line items]
Borrowings	12	7
Industrial operations
Disclosure of detailed information about borrowings [line items]
Borrowings	1,693	528
Energy
Disclosure of detailed information about borrowings [line items]
Borrowings	382	$ 545
2018
Disclosure of detailed information about borrowings [line items]
Borrowings	822
2018 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	269
2018 | Construction services
Disclosure of detailed information about borrowings [line items]
Borrowings	3
2018 | Industrial operations
Disclosure of detailed information about borrowings [line items]
Borrowings	208
2018 | Energy
Disclosure of detailed information about borrowings [line items]
Borrowings	342
2019
Disclosure of detailed information about borrowings [line items]
Borrowings	754
2019 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	409
2019 | Construction services
Disclosure of detailed information about borrowings [line items]
Borrowings	3
2019 | Industrial operations
Disclosure of detailed information about borrowings [line items]
Borrowings	341
2019 | Energy
Disclosure of detailed information about borrowings [line items]
Borrowings	1
2020
Disclosure of detailed information about borrowings [line items]
Borrowings	541
2020 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	75
2020 | Construction services
Disclosure of detailed information about borrowings [line items]
Borrowings	3
2020 | Industrial operations
Disclosure of detailed information about borrowings [line items]
Borrowings	463
2020 | Energy
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	154
2021 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	26
2021 | Construction services
Disclosure of detailed information about borrowings [line items]
Borrowings	2
2021 | Industrial operations
Disclosure of detailed information about borrowings [line items]
Borrowings	87
2021 | Energy
Disclosure of detailed information about borrowings [line items]
Borrowings	39
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	411
2022 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	337
2022 | Construction services
Disclosure of detailed information about borrowings [line items]
Borrowings	1
2022 | Industrial operations
Disclosure of detailed information about borrowings [line items]
Borrowings	73
2022 | Energy
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	583
Thereafter | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	62
Thereafter | Construction services
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Thereafter | Industrial operations
Disclosure of detailed information about borrowings [line items]
Borrowings	521
Thereafter | Energy
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0